SIGNIFICANT ACCOUNTING POLICIES (Inventories) (Details) (Inventory Valuation Reserve [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Inventory Valuation Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 4,869	$ 3,103
Increase in inventory provision	939	211
Increase in inventory provision in connection with Microgil's dispute		1,789
Write off	(152)	(205)
Foreign currency translation adjustments	151	(29)
Balance at end of the year	$ 5,807	$ 4,869